Financial Investment Designated at Fair Value Through OCI (Details) - Schedule of movement in financial instruments designated at fair value through OCI - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Movement in Financial Instruments Designated at Fair Value Through OCI [Abstract]
Beginning balance	S/ 476	S/ 692	S/ 18,224
Contribution of investment shares	363	1,779
Fair value change recorded in OCI	(565)	(1,995)	(17,532)
Ending balance	S/ 274	S/ 476	S/ 692